12. LEASE LIABILITIES: Schedule of Lease Liabilities (Details) - CAD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Details
Lease Liabilities, Starting balance	$ 0	$ 0
Change in Lease Liabilities, Recognized on adoption of IFRS 16	68,253
Change in Lease Liabilities, Finance cost	5,144
Change in Lease Liabilities, Lease payments	(52,007)
Lease Liabilities, Ending balance	$ 21,390	0
Lease liability - Finance cost		726
Lease liability - Lease payments		$ (22,116)